Income Taxes (Details) - Schedule of Deferred Income Tax Liability - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Deferred tax assets	$ (140,594)	$ (396,338)
Deferred tax assets	140,594	396,338
Total deferred tax assets	140,594	396,338
Deferred tax liabilities:
Total deferred tax liabilities	3,964,280	4,619,487
Deferred tax liabilities, net	3,823,686	4,223,149
Allowance for doubtful accounts [Member]
Deferred tax assets:
Deferred tax assets	(68,211)	(67,930)
Deferred tax assets	68,211	67,930
Total deferred tax assets	68,211	67,930
Advances from customers [Member]
Deferred tax assets:
Deferred tax assets	(208,805)	(464,268)
Deferred tax assets	208,805	464,268
Total deferred tax assets	208,805	464,268
Property, plant and equipment [Member]
Deferred tax liabilities:
Total deferred tax liabilities	3,442,332	4,209,513
Intangible assets from Grupo San [Member]
Deferred tax liabilities:
Total deferred tax liabilities	399,050	381,282
Provisions [Member]
Deferred tax liabilities:
Total deferred tax liabilities	77,604	17,199
Prepaid expenses [Member]
Deferred tax liabilities:
Total deferred tax liabilities	$ 45,294	$ 11,493